INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Intangible Assets
	December 31,
	2023	2022
Commercial license
Cost	$2,509	$2,030
Accumulated amortization	(686)	(407)
Amortized cost	$1,823	$1,623